Leases - Summary of Change in Right-of-Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	$ 91,008
Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	69,918
Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	21,090
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, ending balance	103,116
Acquisition cost | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	135,025
Additions	19,149
Cancellations	(11,020)
Effect of foreign currency exchange rate differences	(3,525)
Gross lease liabilities, ending balance	139,629
Acquisition cost | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	89,609
Additions	19,149
Cancellations	(11,020)
Effect of foreign currency exchange rate differences	(1,245)
Gross lease liabilities, ending balance	96,493
Acquisition cost | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	45,416
Additions	0
Cancellations	0
Effect of foreign currency exchange rate differences	(2,280)
Gross lease liabilities, ending balance	43,136
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	105,000
Additions	39,877
Reclassification to inventory	(37,585)
Effect of foreign currency exchange rate differences	1,695
Gross lease liabilities, ending balance	108,987
Accumulated depreciation | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(39,702)
Effect of foreign currency exchange rate differences	1,820
Depreciation expense	(10,739)
Gross lease liabilities, ending balance	(48,621)
Accumulated depreciation | Buildings and land | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(18,934)
Effect of foreign currency exchange rate differences	706
Depreciation expense	(8,347)
Gross lease liabilities, ending balance	(26,575)
Accumulated depreciation | Machinery and equipment | Right-of-use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(20,768)
Effect of foreign currency exchange rate differences	1,114
Depreciation expense	(2,392)
Gross lease liabilities, ending balance	(22,046)
Accumulated depreciation | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(12,802)
Reclassification to inventory	9,250
Effect of foreign currency exchange rate differences	22
Depreciation expense	(2,341)
Gross lease liabilities, ending balance	$ (5,871)